Share-based compensation - Text Details (Detail) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Share-based compensation - Text Details (Detail) [Line Items]
Share-based compensation costs	€ 105.0		€ 102.0	€ 122.0
Employee stock purchase plan	7.0
Increase (decrease) through share-based payment transactions, equity	€ 101.0		€ 107.0	€ 151.0
Comparison group for performance shares	20	20	20	20
Risk free interest rate, share options granted	(0.58%)	(0.58%)
Expected volatility, share options granted	20.00%	20.00%
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 13.0		€ 15.0	€ 29.0
Euro Member Countries, Euro
Share-based compensation - Text Details (Detail) [Line Items]
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	22.8
Proceeds from exercise of options	€ 28.0
Weighted average remaining contractual life of outstanding share options	1 year 6 months	1 year 6 months
United States of America, Dollars
Share-based compensation - Text Details (Detail) [Line Items]
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested | $					$ 20.9
Weighted average remaining contractual life of outstanding share options	1 year 6 months	1 year 6 months
former Philips employees now employed by Signify [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Increase (decrease) through share-based payment transactions, equity	€ 3.0
Accelerate options [Member] | Euro Member Countries, Euro
Share-based compensation - Text Details (Detail) [Line Items]
Aggregate intrinsic value of liabilities from share-pased payments	5.8
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	2.0		4.0
Proceeds from exercise of options	2.0		4.0
Tax deductions realized as a result of option exercises	€ 0.2		0.2
Weighted average remaining contractual life of outstanding share options	2 years 3 months 18 days	2 years 3 months 18 days
Accelerate options [Member] | United States of America, Dollars
Share-based compensation - Text Details (Detail) [Line Items]
Exercise price of outstanding share options | $ / shares					$ 20.02
Aggregate intrinsic value of liabilities from share-pased payments | $		$ 2.2
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested | $					$ 1.0	$ 1.0
Weighted average remaining contractual life of outstanding share options	2 years 1 month 6 days	2 years 1 month 6 days
Option plans [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Aggregate intrinsic value of liabilities from share-pased payments	€ 23.0	$ 21.0
Option plans [Member] | Euro Member Countries, Euro
Share-based compensation - Text Details (Detail) [Line Items]
Proceeds from exercise of options			57.0	128.0
Tax deductions realized as a result of option exercises	2.0		3.0	5.0
Option plans [Member] | United States of America, Dollars
Share-based compensation - Text Details (Detail) [Line Items]
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested | $					$ 11.0	$ 16.0	$ 22.0
Performance share plans [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Unrecognized compensation costs related to non-vested shares	€ 106.0		111.0	103.0
Cost recognition period (weighted average)	1.87	1.87
Restricted shares [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Unrecognized compensation costs related to non-vested shares	€ 59.0		€ 59.0	€ 40.0
Cost recognition period (weighted average)	1.82	1.82
Cliff-vesting period	3				3
Bottom of range [member] | Accelerate options [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Exercise price of outstanding share options | € / shares	€ 15.24
Bottom of range [member] | Option plans [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Exercise price of outstanding share options | € / shares	12.63
Bottom of range [member] | Option plans [Member] | United States of America, Dollars
Share-based compensation - Text Details (Detail) [Line Items]
Exercise price of outstanding share options | $ / shares					$ 16.76
Top of range [member] | Euro Member Countries, Euro
Share-based compensation - Text Details (Detail) [Line Items]
Exercise price of outstanding share options | € / shares	22.43
Top of range [member] | Option plans [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Exercise price of outstanding share options | € / shares	€ 24.90
Top of range [member] | Option plans [Member] | United States of America, Dollars
Share-based compensation - Text Details (Detail) [Line Items]
Exercise price of outstanding share options | $ / shares					$ 33.51